Income and Expenses - Finance Expense (Details) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis Of Income And Expense [Abstract]
Amortization of financial instruments		€ 3,048	€ 326	€ 48
Fair value adjustments of financial instruments measured at fair value		17,289
Foreign exchange loss, net		42,609
Total	[1]	€ 62,946	€ 326	€ 48

[1]	Foreign exchange differences on a cumulative basis are shown either as finance income or expenses and might switch between those two positions during the year-to-date reporting periods.